Average Annual Total Returns - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2022
Fidelity Advisor Stock Selector All Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	15.71%
Past 5 years	16.67%
Since Inception	14.80%	[1]
Fidelity Advisor Stock Selector All Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.39%
Past 5 years	15.57%
Since Inception	13.52%	[1]
Fidelity Advisor Stock Selector All Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.49%
Past 5 years	13.15%
Since Inception	11.88%	[1]
Fidelity Advisor Stock Selector All Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	20.82%
Past 5 years	17.13%
Since Inception	14.76%	[2]
Fidelity Advisor Stock Selector All Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	18.19%
Past 5 years	16.92%
Since Inception	14.80%	[3]
Fidelity Advisor Stock Selector All Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	22.96%
Past 5 years	18.35%
Since Inception	15.84%	[4]
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	23.23%
Past 5 years	18.52%
Since Inception	14.72%	[5]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	16.42%
WA006
Average Annual Return:
Past 1 year	25.66%
Past 5 years	17.92%
Since Inception	16.11%

[1]	A From October 23, 2012
[2]	C From October 23, 2012
[3]	B From October 23, 2012
[4]	D From October 23, 2012
[5]	E From August 13, 2013